Short-Term Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Short-Term Borrowings
Short-Term Borrowings

7. Short-Term Borrowings

At September 30, 2016 and December 31, 2015, short-term borrowings were comprised of the following:

(dollars in thousands)	September 30, 2016	December 31, 2015
Federal funds purchased	$—	$—
Securities sold under agreements to repurchase	9,151	216,151
Total short-term borrowings	$9,151	$216,151

The table below provides selected information for short-term borrowings for the nine months ended September 30, 2016 and 2015:

(dollars in thousands)	September 30, 2016	September 30, 2015
Federal funds purchased:
Weighted-average interest rate at September 30,	—%	—%
Highest month-end balance	$—	$8,000
Average outstanding balance	$168	$6,302
Weighted-average interest rate paid	0.17%	0.04%
Securities sold under agreements to repurchase:
Weighted-average interest rate at September 30,	0.54%	0.05%
Highest month-end balance	$235,451	$520,740
Average outstanding balance	$147,784	$404,053
Weighted-average interest rate paid	0.12%	0.04%

The Company treats securities sold under agreements to repurchase as collateralized financings. The Company reflects the obligations to repurchase the identical securities sold as liabilities, with the dollar amount of securities underlying the agreements remaining in the asset accounts. Generally, for these types of agreements, there is a requirement that collateral be maintained with a market value equal to or in excess of the principal amount borrowed. As such, the collateral pledged may be increased or decreased over time to meet contractual obligations. The securities underlying the agreements to repurchase are held in collateral accounts with a third-party custodian. At September 30, 2016, the weighted-average remaining maturity of these agreements was 441 days, with maturities as follows:

Amount
(dollars in thousands)	Maturing
Less than 30 days	$—
30 through 90 days	—
Over 90 days	9,151
Total	$9,151

At September 30, 2016, the Company had $618.9 million, $1.6 billion, and $687.8 million in lines of credit available from other U.S. financial institutions, the FHLB, and the FRB, respectively. None of the lines available were drawn upon as of September 30, 2016.

10. Short‑Term Borrowings

At December 31, 2015 and 2014, short‑term borrowings were comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Federal funds purchased	$—	$—
Securities sold under agreements to repurchase	216,151	386,151
Total short‑term borrowings	$216,151	$386,151

The table below provides selected information for short‑term borrowings:

(dollars in thousands)	2015	2014
Federal funds purchased:
Weighted‑average interest rate at December 31	—%	—%
Highest month‑end balance	$8,000	$103,000
Average outstanding balance	$4,727	$22,011
Weighted‑average interest rate paid	0.05%	0.05%
Securities sold under agreements to repurchase:
Weighted‑average interest rate at December 31	0.11%	0.05%
Highest month‑end balance	$520,740	$558,500
Average outstanding balance	$376,902	$455,646
Weighted‑average interest rate paid	0.05%	0.05%

The Company treats securities sold under agreements to repurchase as collateralized financings. The Company reflects the obligations to repurchase the identical securities sold as liabilities, with the dollar amount of securities underlying the agreements remaining in the asset accounts. Generally, for these types of agreements, there is a requirement that collateral be maintained with a market value equal to or in excess of the principal amount loaned. As such, the collateral pledged may be increased or decreased over time to meet contractual obligations. The securities underlying the agreements to repurchase are held in collateral accounts with a third‑party custodian. At December 31, 2015, the weighted‑average remaining maturity of these agreements was 93 days, with maturities as follows:

Amount
(dollars in thousands)	Maturing
Less than 30 days	$6,200
30 through 90 days	5,000
Over 90 days	204,951
Total	$216,151

At December 31, 2015, the Company had $1.0 billion, $1.4 billion, and $602.8 million in lines of credit available from other U.S. financial institutions, the FHLB, and the FRB, respectively. None of the lines available were drawn upon as of December 31, 2015.